Derivative Instruments and Hedging Activities- Location of Gain Loss in Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trading Activity, Gains and Losses, Net [Line Items]
Net unrealized gain (loss) recognized in other comprehensive income	$ 31	$ (4,871)	$ (5,349)
Gain (loss) reclassified into earnings	(17,579)	(2,604)	19,713
Commodity contracts
Trading Activity, Gains and Losses, Net [Line Items]
Net unrealized gain (loss) recognized in other comprehensive income	31	(4,871)	(5,349)
Commodity contracts | Sales and other revenues
Trading Activity, Gains and Losses, Net [Line Items]
Gain (loss) reclassified into earnings	(19,239)	(5,168)	(1,799)
Commodity contracts | Cost of products sold
Trading Activity, Gains and Losses, Net [Line Items]
Gain (loss) reclassified into earnings	0	4,281	22,876
Commodity contracts | Operating expenses
Trading Activity, Gains and Losses, Net [Line Items]
Gain (loss) reclassified into earnings	$ 1,660	$ (1,717)	$ (1,364)